Loan Receivable (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Feb. 17, 2022	Apr. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan Receivable [Abstract]
Loan receivable	$ 1,290,000		$ 0	$ 206,947	$ 644,990	$ 1,833,979
Promissory note receivable		$ 775,000
Loan receivable interest rate		8.00%
Term of loan receivable		24 months
Accrued interest income			0	29,933
Number of shares issued	25,800,000
Par value per share	$ 0.08
Gain on settlement of loan receivable	$ 774,000		$ 0	$ 0	$ 774,000